Income Taxes (Summary of Reconciliation of Net Deferred Income Tax Liabilities) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in deferred tax liability (asset) [abstract]
Deferred income tax expense recognized in net earning	$ 7	$ 182